CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	Oct. 03, 2020	Sep. 28, 2019
Statement of Financial Position [Abstract]
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized	4,600	4,600
Common stock, issued	1,800	1,800
Treasury stock, shares	19	19